Subsidiaries - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD ($)
Disclosure of subsidiaries [Line Items]
Particulars of issued and paid up capital	¥ 402,130,000,000	$ 382,263,000,000		¥ 402,130,000,000	$ 382,263,000,000	¥ 402,130,000,000	$ 382,263,000,000
Aspire Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Cayman Islands
Place of establishment and operation	Cayman Islands
Particulars of issued and paid up capital | $		93,964,583
Proportion of ownership interest Held by the Company	66.41%
Principal activity	Investment holding company
China mobile communication (bvi) limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	British Virgin Islands ("BVI")
Place of establishment and operation	British Virgin Islands ("BVI")
Particulars of issued and paid up capital | $		1
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Communication Co. Ltd. (CMC) [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 1,641,848,326
Proportion of Held by a subsidiary	100.00%
Principal activity	Network and business coordination center
China Mobile Group Guangdong Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 5,594,840,700
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Zhejiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,117,790,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,800,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Fujian Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 5,247,480,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Henan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,367,733,641
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hainan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 643,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Beijing Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 6,124,696,053
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 6,038,667,706
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Tianjin Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,151,035,483
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hebei Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,314,668,600
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Liaoning Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 5,140,126,680
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shandong Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 6,341,851,146
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Guangxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,340,750,100
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Anhui Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,099,495,494
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jiangxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,932,824,234
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Chongqing Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 3,029,645,401
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Sichuan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 7,483,625,572
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hubei Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 3,961,279,556
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hunan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,015,668,593
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shaanxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 3,171,267,431
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shanxi Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,773,448,313
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Neimenggu Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,862,621,870
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jilin Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 3,277,579,314
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Heilongjiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,500,508,035
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Guizhou Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,541,981,749
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 4,137,130,733
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Xizang Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 848,643,686
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Gansu Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 1,702,599,589
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Qinghai Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 902,564,911
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Ningxia Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 740,447,232
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Xinjiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,581,599,600
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Design Institute Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 160,232,500
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of telecommunications network planning design and consulting services
China Mobile Holding Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			$ 30,000,000
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			7,633,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of roaming clearance, IT system operation, technology support services
Aspire (BVI) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			1,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Investment holding company
Aspire Technologies (Shenzhen) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			10,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Technology platform development and maintenance
Aspire Information Network (Shenzhen) Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			5,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of mobile data solutions, system integration and development
Aspire Information Technologies (Beijing) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			5,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Technology platform development and maintenance
Fujian FUNO Mobile Communication Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital | $			3,800,000
Proportion of Held by a subsidiary	51.00%
Principal activity	Network construction and maintenance, network planning and optimizing, training and communication services
Advanced Roaming & Clearing House Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			2
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Provision of roaming clearance services
Fit Best Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			$ 1
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Hong Kong Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		951,046,930
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of telecommunications and related services
China Mobile International Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		18,195,670,000
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile International Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		$ 6,400,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of voice and roaming clearance services, Internet services and value-added services
China Mobile Group Device Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 6,200,000,000
Proportion of Held by a subsidiary	99.97%
Principal activity	Provision of electronic communication products design and sale of related products
China Mobile Group Finance Co., Ltd. ("China Mobile Finance") [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 11,627,783,669
Proportion of Held by a subsidiary	92.00%
Principal activity	Provision of non-banking financial services
China Mobile IoT Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,500,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of network services
China Mobile (Suzhou) Software Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 980,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of computer hardware and software research and development services
China Mobile (Hangzhou) Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 1,250,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of computer hardware and software research and development services
China Mobile Online Services Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 50,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of call center services
MIGU Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 7,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of Mobile Internet digital content services
China Mobile TieTong Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 31,880,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of telecommunications services
China Mobile Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 2,700,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of value added telecommunications services
China Mobile Investment Holdings Company Limited ("CM Investment") [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 590,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Investment holding company
China Mobile Quantong System Integration Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 550,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of computer system integration, construction, maintenance and related technology development services
China Mobile Chengdu ICT Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 200,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of Information technology products and technology research and development services
China Mobile Shanghai ICT Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 200,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of Information technology products and technology research and development services
China Mobile Financial Technology Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Mainland China
Place of establishment and operation	Mainland China
Particulars of issued and paid up capital	¥ 500,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of e-payment, e-commerce and Internet finance services